Schedule of Investments (unaudited) October 31, 2019	BlackRock U.S. Equity Factor Rotation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.2%
Arconic Inc.	1,545	$42,441
Boeing Co. (The)	22	7,478
General Dynamics Corp.	52	9,194
HEICO Corp.	64	7,894
HEICO Corp., Class A	120	11,432
Huntington Ingalls Industries Inc.	290	65,441
L3Harris Technologies Inc.	620	127,912
Lockheed Martin Corp.	381	143,515
Northrop Grumman Corp.	78	27,494
Raytheon Co.	358	75,971
Spirit AeroSystems Holdings Inc., Class A	295	24,137
Textron Inc.	167	7,697
TransDigm Group Inc.	59	31,051
United Technologies Corp.	754	108,259

		689,916

Air Freight & Logistics — 0.7%
CH Robinson Worldwide Inc.	1,296	98,030
Expeditors International of Washington Inc.	1,784	130,125
FedEx Corp.	861	131,440
United Parcel Service Inc., Class B	171	19,694
XPO Logistics Inc.(a)	136	10,390

		389,679

Airlines — 0.5%
American Airlines Group Inc.	1,201	36,102
Delta Air Lines Inc.	1,760	96,941
Southwest Airlines Co.	1,252	70,275
United Airlines Holdings Inc.(a)	761	69,129

		272,447

Auto Components — 0.2%
Aptiv PLC	121	10,835
Autoliv Inc.	142	11,053
BorgWarner Inc.	1,020	42,514
Lear Corp.	592	69,720

		134,122

Automobiles — 0.9%
Ford Motor Co.	22,239	191,033
General Motors Co.	8,786	326,488
Harley-Davidson Inc.	256	9,961
Tesla Inc.(a)(b)	36	11,337

		538,819

Banks — 2.0%
Bank of America Corp.	12,828	401,131
BB&T Corp.	400	21,220
CIT Group Inc.	290	12,438
Citigroup Inc.	4,729	339,826
Citizens Financial Group Inc.	1,085	38,149
Comerica Inc.	140	9,159
East West Bancorp. Inc.	1,152	49,444
Fifth Third Bancorp.	314	9,131
First Republic Bank/CA	86	9,147
Huntington Bancshares Inc./OH	636	8,987
JPMorgan Chase & Co.	140	17,489
KeyCorp.	481	8,644
M&T Bank Corp.	336	52,594
People’s United Financial Inc.	632	10,219
PNC Financial Services Group Inc. (The)	85	12,469
Regions Financial Corp.	1,548	24,923

Security	Shares	Value

Banks (continued)
Signature Bank/New York NY	69	$8,164
SunTrust Banks Inc.	157	10,729
SVB Financial Group(a)	37	8,195
U.S. Bancorp	1,894	107,996
Wells Fargo & Co.	414	21,375
Zions Bancorp. N.A.	213	10,324

		1,191,753

Beverages — 2.3%
Brown-Forman Corp., Class B, NVS	1,142	74,824
Coca-Cola Co. (The)	5,617	305,733
Constellation Brands Inc., Class A	36	6,852
Molson Coors Brewing Co., Class B	1,414	74,546
Monster Beverage Corp.(a)	1,160	65,111
PepsiCo Inc.	5,884	807,108

		1,334,174

Biotechnology — 2.1%
AbbVie Inc.	103	8,194
Alexion Pharmaceuticals Inc.(a)	68	7,167
Alkermes PLC(a)	404	7,890
Alnylam Pharmaceuticals Inc.(a)	129	11,189
Amgen Inc.	1,611	343,546
Biogen Inc.(a)	843	251,813
BioMarin Pharmaceutical Inc.(a)	113	8,273
Celgene Corp.(a)	2,612	282,174
Exact Sciences Corp.(a)	81	7,047
Gilead Sciences Inc.	3,263	207,886
Incyte Corp.(a)	106	8,895
Ionis Pharmaceuticals Inc.(a)	116	6,464
Regeneron Pharmaceuticals Inc.(a)	230	70,444
Sarepta Therapeutics Inc.(a)	70	5,814
Seattle Genetics Inc.(a)	134	14,392
Vertex Pharmaceuticals Inc.(a)	126	24,630

		1,265,818

Building Products — 0.5%
Allegion PLC	560	64,982
AO Smith Corp.	887	44,066
Fortune Brands Home & Security Inc.	156	9,368
Johnson Controls International PLC	2,356	102,086
Lennox International Inc.	56	13,852
Masco Corp.	181	8,371
Owens Corning	865	53,007

		295,732

Capital Markets — 2.9%
Affiliated Managers Group Inc.	113	9,026
Ameriprise Financial Inc.	1,094	165,074
Bank of New York Mellon Corp. (The)	385	17,999
Cboe Global Markets Inc.	106	12,206
Charles Schwab Corp. (The)	358	14,574
CME Group Inc.	522	107,402
E*TRADE Financial Corp.	283	11,827
Eaton Vance Corp., NVS	1,144	52,166
FactSet Research Systems Inc.	437	110,788
Franklin Resources Inc.	2,587	71,272
Goldman Sachs Group Inc. (The)	744	158,755
Intercontinental Exchange Inc.	407	38,388
Invesco Ltd.	1,463	24,608
KKR & Co. Inc., Class A, NVS	345	9,946
MarketAxess Holdings Inc.	439	161,811
Moody’s Corp.	212	46,786

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock U.S. Equity Factor Rotation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Morgan Stanley	2,514	$115,770
MSCI Inc.	163	38,233
Nasdaq Inc.	178	17,759
Northern Trust Corp.	206	20,534
Raymond James Financial Inc.	209	17,449
S&P Global Inc.	73	18,833
SEI Investments Co.	1,554	93,116
State Street Corp.	264	17,443
T Rowe Price Group Inc.	2,355	272,709
TD Ameritrade Holding Corp.	2,140	82,133

		1,706,607

Chemicals — 1.6%
Air Products & Chemicals Inc.	1,111	236,932
Albemarle Corp.	135	8,200
Axalta Coating Systems Ltd.(a)	296	8,729
Celanese Corp.	493	59,727
CF Industries Holdings Inc.	194	8,798
Corteva Inc.(a)	85	2,242
Dow Inc.(a)	170	8,583
DuPont de Nemours Inc.	107	7,052
Eastman Chemical Co.	483	36,727
Ecolab Inc.	916	175,936
FMC Corp.	102	9,333
International Flavors & Fragrances Inc.	250	30,503
Linde PLC	42	8,331
LyondellBasell Industries NV, Class A	2,184	195,905
Mosaic Co. (The)	1,443	28,687
PPG Industries Inc.	695	86,958
Sherwin-Williams Co. (The)	17	9,729
Westlake Chemical Corp.	230	14,534

		936,906

Commercial Services & Supplies — 1.5%
Cintas Corp.	34	9,135
Copart Inc.(a)	1,329	109,828
Republic Services Inc.	3,313	289,921
Rollins Inc.	1,073	40,892
Waste Connections Inc.	1,367	126,311
Waste Management Inc.	2,938	329,673

		905,760

Communications Equipment — 1.2%
Arista Networks Inc.(a)	33	8,071
Cisco Systems Inc.	6,385	303,351
F5 Networks Inc.(a)	505	72,760
Juniper Networks Inc.	2,241	55,622
Motorola Solutions Inc.	1,540	256,133

		695,937

Construction & Engineering — 0.2%
Fluor Corp.	917	14,773
Jacobs Engineering Group Inc.	834	78,046

		92,819

Construction Materials — 0.0%
Martin Marietta Materials Inc.	40	10,476
Vulcan Materials Co.	69	9,858

		20,334

Consumer Finance — 0.4%
Ally Financial Inc.	1,439	44,077
American Express Co.	146	17,123
Capital One Financial Corp.	1,310	122,157

Security	Shares	Value

Consumer Finance (continued)
Discover Financial Services	184	$14,768
Synchrony Financial	378	13,370

		211,495

Containers & Packaging — 0.4%
Amcor PLC(a)	887	8,444
Avery Dennison Corp.	332	42,450
Ball Corp.	669	46,810
Crown Holdings Inc.(a)	200	14,568
International Paper Co.	1,044	45,602
Packaging Corp. of America	381	41,704
Sealed Air Corp.	340	14,202
Westrock Co.	1,165	43,536

		257,316

Distributors — 0.1%
Genuine Parts Co.	419	42,981
LKQ Corp.(a)	309	10,503

		53,484

Diversified Consumer Services — 0.0%
H&R Block Inc.	364	9,096

Diversified Financial Services — 0.3%
AXA Equitable Holdings Inc.	1,300	28,080
Berkshire Hathaway Inc., Class B(a)	593	126,060
Jefferies Financial Group Inc.	1,012	18,894
Voya Financial Inc.	623	33,617

		206,651

Diversified Telecommunication Services — 3.1%
AT&T Inc.	37,384	1,438,910
CenturyLink Inc.	5,451	70,536
Verizon Communications Inc.	4,881	295,154
Zayo Group Holdings Inc.(a)	1,287	43,938

		1,848,538

Electric Utilities — 3.5%
Alliant Energy Corp.	527	28,110
American Electric Power Co. Inc.	1,522	143,662
Duke Energy Corp.	3,029	285,514
Edison International	591	37,174
Entergy Corp.	513	62,319
Evergy Inc.	1,166	74,519
Eversource Energy	938	78,548
Exelon Corp.	4,324	196,699
FirstEnergy Corp.	178	8,601
NextEra Energy Inc.	1,248	297,448
OGE Energy Corp.	3,907	168,235
Pinnacle West Capital Corp.	2,064	194,264
PPL Corp.	1,278	42,800
Southern Co. (The)	3,568	223,571
Xcel Energy Inc.	3,845	244,196

		2,085,660

Electrical Equipment — 0.6%
Acuity Brands Inc.	60	7,487
AMETEK Inc.	273	25,021
Eaton Corp. PLC	1,503	130,926
Emerson Electric Co.	185	12,978
Rockwell Automation Inc.	898	154,447
Sensata Technologies Holding PLC(a)	149	7,627

		338,486

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock U.S. Equity Factor Rotation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A	1,706	$171,163
Arrow Electronics Inc.(a)	523	41,463
CDW Corp./DE	172	22,001
Cognex Corp.	189	9,732
Corning Inc.	3,151	93,364
Flex Ltd.(a)	3,702	43,498
FLIR Systems Inc.	687	35,422
IPG Photonics Corp.(a)	62	8,325
Keysight Technologies Inc.(a)	315	31,787
TE Connectivity Ltd.	693	62,023
Trimble Inc.(a)	189	7,530
Zebra Technologies Corp., Class A(a)	42	9,991

		536,299

Energy Equipment & Services — 0.1%
Baker Hughes Co.	1,622	34,711
Halliburton Co.	211	4,062
Helmerich & Payne Inc.	148	5,550
National Oilwell Varco Inc.	362	8,188
Schlumberger Ltd.	288	9,414
TechnipFMC PLC	323	6,373

		68,298

Entertainment — 1.6%
Activision Blizzard Inc.	1,453	81,411
Electronic Arts Inc.(a)	85	8,194
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	228	9,690
Live Nation Entertainment Inc.(a)	235	16,567
Netflix Inc.(a)	21	6,036
Roku Inc.(a)	62	9,126
Take-Two Interactive Software Inc.(a)	76	9,147
Viacom Inc., Class B, NVS	2,262	48,769
Walt Disney Co. (The)	5,714	742,363

		931,303

Equity Real Estate Investment Trusts (REITs) — 4.8%
Alexandria Real Estate Equities Inc.	51	8,096
American Tower Corp.	1,113	242,723
AvalonBay Communities Inc.	1,170	254,662
Boston Properties Inc.	66	9,055
Camden Property Trust	859	98,244
Crown Castle International Corp.	1,326	184,036
Digital Realty Trust Inc.	149	18,929
Duke Realty Corp.	660	23,192
Equinix Inc.	53	30,039
Equity LifeStyle Properties Inc.	182	12,729
Equity Residential	2,030	179,980
Essex Property Trust Inc.	270	88,325
Extra Space Storage Inc.	431	48,388
Federal Realty Investment Trust	84	11,425
Healthpeak Properties Inc.	291	10,947
Host Hotels & Resorts Inc.	14,654	240,179
Invitation Homes Inc.	1,246	38,364
Iron Mountain Inc.	240	7,872
Kimco Realty Corp.	1,449	31,241
Liberty Property Trust	171	10,101
Macerich Co. (The)	258	7,095
Mid-America Apartment Communities Inc.	436	60,600
National Retail Properties Inc.	1,330	78,350
Prologis Inc.	1,561	136,993
Public Storage	1,415	315,347
Realty Income Corp.	1,980	161,944

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Regency Centers Corp.	141	$9,481
SBA Communications Corp.	298	71,714
Simon Property Group Inc.	901	135,763
SL Green Realty Corp.	123	10,283
Sun Communities Inc.	113	18,380
UDR Inc.	1,928	96,882
Ventas Inc.	653	42,510
VEREIT Inc.	1,013	9,968
Vornado Realty Trust	151	9,910
Welltower Inc.	1,087	98,580
Weyerhaeuser Co.	384	11,217
WP Carey Inc.	207	19,056

		2,842,600

Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	1,137	337,814
Kroger Co. (The)	4,784	117,878
Sysco Corp.	1,004	80,189
Walgreens Boots Alliance Inc.	5,231	286,554
Walmart Inc.	1,173	137,546

		959,981

Food Products — 2.4%
Archer-Daniels-Midland Co.	223	9,375
Bunge Ltd.	340	18,360
Campbell Soup Co.	1,325	61,361
Conagra Brands Inc.	280	7,574
General Mills Inc.	805	40,942
Hershey Co. (The)	1,721	252,763
Hormel Foods Corp.	3,108	127,086
Ingredion Inc.	549	43,371
JM Smucker Co. (The)	1,030	108,850
Kellogg Co.	1,578	100,250
Kraft Heinz Co. (The)	3,793	122,628
Lamb Weston Holdings Inc.	1,329	103,715
McCormick & Co. Inc./MD, NVS	691	111,037
Mondelez International Inc., Class A	3,028	158,819
Tyson Foods Inc., Class A	2,078	172,038

		1,438,169

Gas Utilities — 0.4%
Atmos Energy Corp.	2,226	250,381
UGI Corp.	160	7,627

		258,008

Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	1,877	156,936
ABIOMED Inc.(a)	31	6,435
Align Technology Inc.(a)	240	60,550
Baxter International Inc.	1,843	141,358
Becton Dickinson and Co.	324	82,944
Boston Scientific Corp.(a)	713	29,732
Cooper Companies Inc. (The)	216	62,856
Danaher Corp.	1,643	226,438
Dentsply Sirona Inc.	159	8,710
DexCom Inc.(a)	68	10,488
Edwards Lifesciences Corp.(a)	707	168,535
Hologic Inc.(a)	171	8,261
IDEXX Laboratories Inc.(a)	23	6,555
Intuitive Surgical Inc.(a)	253	139,896
Medtronic PLC	1,893	206,148
ResMed Inc.	418	61,830
Steris PLC	120	16,988

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock U.S. Equity Factor Rotation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Stryker Corp.	589	$127,383
Teleflex Inc.	26	9,033
Varian Medical Systems Inc.(a)	302	36,485
Zimmer Biomet Holdings Inc.	147	20,320

		1,587,881

Health Care Providers & Services — 2.0%
AmerisourceBergen Corp.	381	32,530
Anthem Inc.	752	202,348
Cardinal Health Inc.	980	48,461
Centene Corp.(a)	874	46,392
Cigna Corp.(a)	873	155,796
CVS Health Corp.	3,516	233,427
DaVita Inc.(a)	400	23,440
HCA Healthcare Inc.	60	8,012
Henry Schein Inc.(a)	274	17,148
Humana Inc.	223	65,607
Laboratory Corp. of America Holdings(a)	49	8,074
McKesson Corp.	613	81,529
Quest Diagnostics Inc.	207	20,959
UnitedHealth Group Inc.	479	121,043
Universal Health Services Inc., Class B	570	78,352
WellCare Health Plans Inc.(a)	77	22,838

		1,165,956

Health Care Technology — 0.1%
Cerner Corp.	269	18,055
Veeva Systems Inc., Class A(a)	449	63,682

		81,737

Hotels, Restaurants & Leisure — 1.8%
Aramark	268	11,728
Carnival Corp.	1,690	72,484
Chipotle Mexican Grill Inc.(a)	33	25,679
Darden Restaurants Inc.	851	95,542
Domino’s Pizza Inc.	27	7,334
Hilton Worldwide Holdings Inc.	87	8,436
Las Vegas Sands Corp.	149	9,214
Marriott International Inc./MD, Class A	55	6,960
McDonald’s Corp.	1,386	272,626
MGM Resorts International	282	8,037
Norwegian Cruise Line Holdings Ltd.(a)	711	36,090
Royal Caribbean Cruises Ltd.	329	35,805
Starbucks Corp.	2,707	228,904
Vail Resorts Inc.	39	9,063
Wynn Resorts Ltd.	56	6,795
Yum! Brands Inc.	2,561	260,479

		1,095,176

Household Durables — 0.8%
DR Horton Inc.	893	46,766
Garmin Ltd.	728	68,250
Leggett & Platt Inc.	214	10,978
Lennar Corp., Class A	1,235	73,606
Mohawk Industries Inc.(a)	222	31,830
Newell Brands Inc.	2,342	44,428
NVR Inc.(a)	27	98,188
PulteGroup Inc.	1,036	40,653
Whirlpool Corp.	293	44,571

		459,270

Household Products — 1.4%
Church & Dwight Co. Inc.	1,276	89,243
Clorox Co. (The)	647	95,555

Security	Shares	Value

Household Products (continued)
Colgate-Palmolive Co.	918	$62,975
Kimberly-Clark Corp.	763	101,388
Procter & Gamble Co. (The)	3,948	491,566

		840,727

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	2,211	37,698
NRG Energy Inc.	237	9,508
Vistra Energy Corp.	1,334	36,058

		83,264

Industrial Conglomerates — 1.3%
3M Co.	3,300	544,467
General Electric Co.	842	8,403
Honeywell International Inc.	1,018	175,839
Roper Technologies Inc.	117	39,425

		768,134

Insurance — 6.3%
Aflac Inc.	7,876	418,688
Alleghany Corp.(a)	39	30,353
Allstate Corp. (The)	1,368	145,583
American Financial Group Inc./OH	212	22,057
American International Group Inc.	2,992	158,456
Aon PLC	1,006	194,319
Arch Capital Group Ltd.(a)	4,527	189,048
Arthur J Gallagher & Co.	1,573	143,489
Assurant Inc.	91	11,473
Athene Holding Ltd., Class A(a)	466	20,201
Brighthouse Financial Inc.(a)	528	19,937
Cincinnati Financial Corp.	742	84,002
Erie Indemnity Co., Class A, NVS	392	72,234
Everest Re Group Ltd.	644	165,566
Fidelity National Financial Inc.	1,088	49,874
Globe Life Inc.	764	74,360
Hartford Financial Services Group Inc. (The)	2,328	132,882
Lincoln National Corp.	657	37,107
Loews Corp.	974	47,726
Markel Corp.(a)	94	110,074
Marsh & McLennan Companies Inc.	4,536	470,020
MetLife Inc.	1,971	92,223
Principal Financial Group Inc.	179	9,555
Progressive Corp. (The)	5,790	403,563
Prudential Financial Inc.	898	81,844
Reinsurance Group of America Inc.	111	18,034
RenaissanceRe Holdings Ltd.	684	128,031
Travelers Companies Inc. (The)	913	119,658
Unum Group	745	20,517
Willis Towers Watson PLC	433	80,928
WR Berkley Corp.	2,650	185,235

		3,737,037

Interactive Media & Services — 2.2%
Alphabet Inc., Class A(a)	247	310,924
Alphabet Inc., Class C, NVS(a)	266	335,189
Facebook Inc., Class A(a)	3,206	614,430
IAC/InterActiveCorp.(a)	31	7,045
Snap Inc., Class A, NVS(a)(b)	735	11,069
TripAdvisor Inc.(a)	196	7,918
Twitter Inc.(a)	201	6,024
Zillow Group Inc., Class C, NVS(a)(b)	231	7,524

		1,300,123

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock U.S. Equity Factor Rotation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail — 0.7%
Amazon.com Inc.(a)	4	$7,107
Booking Holdings Inc.(a)	168	344,193
eBay Inc.	506	17,837
Expedia Group Inc.	143	19,542
GrubHub Inc.(a)(b)	139	4,734
MercadoLibre Inc.(a)	13	6,780
Qurate Retail Inc., Series A(a)(b)	1,925	18,364
Wayfair Inc., Class A(a)(b)	113	9,292

		427,849

IT Services — 8.9%
Accenture PLC, Class A	2,537	470,411
Akamai Technologies Inc.(a)	111	9,601
Alliance Data Systems Corp.(b)	256	25,600
Automatic Data Processing Inc.	1,595	258,757
Broadridge Financial Solutions Inc.	835	104,559
Cognizant Technology Solutions Corp., Class A	1,251	76,236
DXC Technology Co.	1,603	44,355
EPAM Systems Inc.(a)	97	17,068
Fidelity National Information Services Inc.	1,591	209,630
Fiserv Inc.(a)	2,693	285,835
FleetCor Technologies Inc.(a)(b)	201	59,138
Gartner Inc.(a)	54	8,320
Global Payments Inc.	230	38,911
GoDaddy Inc., Class A(a)	105	6,828
International Business Machines Corp.	5,434	726,689
Jack Henry & Associates Inc.	1,265	179,073
Leidos Holdings Inc.	97	8,364
Mastercard Inc., Class A	3,871	1,071,532
MongoDB Inc.(a)(b)	100	12,777
Okta Inc.(a)(b)	214	23,341
Paychex Inc.	3,162	264,470
PayPal Holdings Inc.(a)	1,061	110,450
Sabre Corp.	369	8,664
Square Inc., Class A(a)	120	7,372
Twilio Inc., Class A(a)(b)	185	17,864
VeriSign Inc.(a)	495	94,060
Visa Inc., Class A	6,108	1,092,477
Western Union Co. (The)	1,702	42,652

		5,275,034

Leisure Products — 0.1%
Hasbro Inc.	419	40,773
Polaris Inc.	88	8,681

		49,454

Life Sciences Tools & Services — 0.7%
Agilent Technologies Inc.	316	23,937
Illumina Inc.(a)	329	97,226
IQVIA Holdings Inc.(a)	157	22,674
Mettler-Toledo International Inc.(a)	112	78,953
PerkinElmer Inc.	99	8,510
Thermo Fisher Scientific Inc.	528	159,446
Waters Corp.(a)	236	49,942

		440,688

Machinery — 1.5%
Caterpillar Inc.	70	9,646
Cummins Inc.	1,468	253,201
Deere & Co.	212	36,918
Dover Corp.	84	8,727
Flowserve Corp.	182	8,889
Fortive Corp.	88	6,072

Security	Shares	Value

Machinery (continued)
IDEX Corp.	55	$8,554
Illinois Tool Works Inc.	1,834	309,176
Ingersoll-Rand PLC	301	38,194
Middleby Corp. (The)(a)(b)	59	7,136
PACCAR Inc.	1,579	120,099
Parker-Hannifin Corp.	49	8,991
Pentair PLC	284	11,777
Snap-on Inc.	58	9,435
Stanley Black & Decker Inc.	70	10,593
WABCO Holdings Inc.(a)	62	8,346
Wabtec Corp.	401	27,817
Xylem Inc./NY	106	8,129

		891,700

Media — 1.3%
Altice USA Inc., Class A(a)	402	12,442
CBS Corp., Class B, NVS	895	32,256
Charter Communications Inc., Class A(a)	203	94,975
Comcast Corp., Class A	5,537	248,168
Discovery Inc., Class A(a)(b)	996	26,847
Discovery Inc., Class C, NVS(a)	1,405	35,462
DISH Network Corp., Class A(a)	746	25,647
Fox Corp., Class A, NVS	768	24,607
Fox Corp., Class B(a)	786	24,555
Interpublic Group of Companies Inc. (The)	1,000	21,750
Liberty Broadband Corp., Class C, NVS(a)	95	11,217
Liberty Global PLC, Class A(a)	109	2,741
Liberty Global PLC, Class C, NVS(a)	162	3,867
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	344	15,449
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	605	27,340
News Corp., Class A, NVS	2,820	38,662
Omnicom Group Inc.	1,125	86,839
Sirius XM Holdings Inc.	4,940	33,197

		766,021

Metals & Mining — 0.9%
Freeport-McMoRan Inc.	4,041	39,683
Newmont Goldcorp Corp.	9,075	360,550
Nucor Corp.	1,725	92,891
Steel Dynamics Inc.	923	28,022

		521,146

Mortgage Real Estate Investment — 0.6%
AGNC Investment Corp.	8,989	153,263
Annaly Capital Management Inc.	23,446	210,545

		363,808

Multi-Utilities — 1.1%
Ameren Corp.	259	20,124
CenterPoint Energy Inc.	254	7,384
CMS Energy Corp.	871	55,674
Consolidated Edison Inc.	2,571	237,098
Dominion Energy Inc.	1,173	96,831
DTE Energy Co.	270	34,376
NiSource Inc.	284	7,963
Public Service Enterprise Group Inc.	158	10,003
Sempra Energy	143	20,665
WEC Energy Group Inc.	1,729	163,218

		653,336

Multiline Retail — 1.0%
Dollar General Corp.	998	160,019
Dollar Tree Inc.(a)	674	74,410
Kohl’s Corp.	877	44,955

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock U.S. Equity Factor Rotation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multiline Retail (continued)
Macy’s Inc.	2,180	$33,049
Nordstrom Inc.	850	30,515
Target Corp.	2,357	251,987

		594,935

Oil, Gas & Consumable Fuels — 3.6%
Apache Corp.	291	6,303
Cabot Oil & Gas Corp.	2,071	38,603
Cheniere Energy Inc.(a)(b)	1,351	83,154
Chevron Corp.	4,768	553,756
Cimarex Energy Co.	429	18,112
Concho Resources Inc.	61	4,119
ConocoPhillips	146	8,059
Continental Resources Inc./OK(a)	185	5,452
Devon Energy Corp.	796	16,143
Diamondback Energy Inc.	294	25,213
EOG Resources Inc.	101	7,000
Exxon Mobil Corp.	8,804	594,886
Hess Corp.	117	7,693
HollyFrontier Corp.	798	43,842
Kinder Morgan Inc./DE	2,887	57,682
Marathon Oil Corp.	1,456	16,788
Marathon Petroleum Corp.	2,570	164,352
Noble Energy Inc.	321	6,182
Occidental Petroleum Corp.	479	19,400
ONEOK Inc.	879	61,381
Parsley Energy Inc., Class A	753	11,905
Phillips 66	1,439	168,104
Pioneer Natural Resources Co.	55	6,766
Plains GP Holdings LP, Class A	125	2,320
Targa Resources Corp.	195	7,582
Valero Energy Corp.	1,741	168,842
Williams Companies Inc. (The)	287	6,403

		2,110,042

Personal Products — 0.3%
Coty Inc., Class A	2,806	32,802
Estee Lauder Companies Inc. (The), Class A	820	152,742

		185,544

Pharmaceuticals — 4.9%
Allergan PLC	1,327	233,698
Bristol-Myers Squibb Co.	4,255	244,110
Elanco Animal Health Inc.(a)(b)	257	6,944
Eli Lilly & Co.	3,477	396,204
Jazz Pharmaceuticals PLC(a)	178	22,362
Johnson & Johnson	7,154	944,614
Merck & Co. Inc.	3,777	327,315
Mylan NV(a)	2,300	44,045
Nektar Therapeutics(a)	297	5,086
Perrigo Co. PLC	478	25,344
Pfizer Inc.	14,792	567,569
Zoetis Inc.	524	67,030

		2,884,321

Professional Services — 0.4%
CoStar Group Inc.(a)	45	24,728
Equifax Inc.	112	15,312
IHS Markit Ltd.(a)	135	9,453
ManpowerGroup Inc.	396	36,004
Nielsen Holdings PLC	374	7,540
Robert Half International Inc.	906	51,887
TransUnion	111	9,171
Verisk Analytics Inc.	555	80,308

		234,403

Security	Shares	Value

Real Estate Management & Development — 0.4%
CBRE Group Inc., Class A(a)	2,274	$121,773
Jones Lang LaSalle Inc.	685	100,366

		222,139

Road & Rail — 0.4%
AMERCO	140	56,706
CSX Corp.	535	37,594
JB Hunt Transport Services Inc.	88	10,345
Kansas City Southern	72	10,136
Knight-Swift Transportation Holdings Inc.	1,076	39,231
Norfolk Southern Corp.	249	45,318
Old Dominion Freight Line Inc.	55	10,014
Uber Technologies Inc.(a)(b)	179	5,639
Union Pacific Corp.	56	9,266

		224,249

Semiconductors & Semiconductor Equipment — 5.4%
Advanced Micro Devices Inc.(a)	1,086	36,848
Analog Devices Inc.	397	42,332
Applied Materials Inc.	3,890	211,071
Broadcom Inc.	489	143,204
Intel Corp.	19,177	1,084,076
KLA Corp.	566	95,677
Lam Research Corp.	936	253,693
Marvell Technology Group Ltd.	858	20,927
Maxim Integrated Products Inc.	701	41,121
Microchip Technology Inc.	278	26,213
Micron Technology Inc.(a)	9,089	432,182
NVIDIA Corp.	1,150	231,173
ON Semiconductor Corp.(a)	2,067	42,167
Qorvo Inc.(a)	653	52,801
QUALCOMM Inc.	1,044	83,979
Skyworks Solutions Inc.	464	42,252
Texas Instruments Inc.	2,563	302,408
Xilinx Inc.	889	80,668

		3,222,792

Software — 2.6%
Adobe Inc.(a)	28	7,782
ANSYS Inc.(a)	41	9,026
Autodesk Inc.(a)	52	7,663
Cadence Design Systems Inc.(a)	489	31,956
CDK Global Inc.	530	26,786
Citrix Systems Inc.	538	58,567
DocuSign Inc.(a)	240	15,886
Dropbox Inc., Class A(a)	402	7,968
Fortinet Inc.(a)	196	15,986
Intuit Inc.	777	200,077
Microsoft Corp.	3,103	444,877
NortonLifeLock Inc.	427	9,770
Oracle Corp.	6,269	341,598
Palo Alto Networks Inc.(a)	204	46,387
Paycom Software Inc.(a)	177	37,441
PTC Inc.(a)	105	7,025
salesforce.com Inc.(a)	616	96,398
ServiceNow Inc.(a)	205	50,688
Splunk Inc.(a)	145	17,394
SS&C Technologies Holdings Inc.	295	15,343
Synopsys Inc.(a)	472	64,074

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock U.S. Equity Factor Rotation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
VMware Inc., Class A	148	$23,424
Workday Inc., Class A(a)	185	30,000

		1,566,116

Specialty Retail — 2.9%
Advance Auto Parts Inc.	161	26,159
AutoZone Inc.(a)	136	155,636
Best Buy Co. Inc.	1,047	75,206
Burlington Stores Inc.(a)	306	58,804
CarMax Inc.(a)	93	8,665
Gap Inc. (The)	2,004	32,585
Home Depot Inc. (The)	798	187,195
L Brands Inc.	393	6,697
Lowe’s Companies Inc.	72	8,036
O’Reilly Automotive Inc.(a)	213	92,763
Ross Stores Inc.	2,800	307,076
Tiffany & Co.	103	12,824
TJX Companies Inc. (The)	10,460	603,019
Tractor Supply Co.	693	65,849
Ulta Salon Cosmetics & Fragrance Inc.(a)	371	86,499

		1,727,013

Technology Hardware, Storage & Peripherals — 2.5%
Apple Inc.	3,611	898,272
Dell Technologies Inc., Class C(a)	495	26,181
Hewlett Packard Enterprise Co.	10,996	180,444
HP Inc.	5,646	98,071
NetApp Inc.	698	39,004
Seagate Technology PLC	1,328	77,064
Western Digital Corp.	2,249	116,161
Xerox Holdings Corp.(a)	1,380	46,824

		1,482,021

Textiles, Apparel & Luxury Goods — 1.5%
Capri Holdings Ltd.(a)	1,180	36,663
Hanesbrands Inc.	460	6,997
Lululemon Athletica Inc.(a)	534	109,080
NIKE Inc., Class B	6,186	553,956
PVH Corp.	73	6,363
Ralph Lauren Corp.	223	21,421
Tapestry Inc.	306	7,913
Under Armour Inc., Class A(a)(b)	232	4,791
Under Armour Inc., Class C, NVS(a)	184	3,404
VF Corp.	1,636	134,626

		885,214

Security	Shares	Value

Tobacco — 0.6%
Altria Group Inc.	6,336	$283,790
Philip Morris International Inc.	701	57,089

		340,879

Trading Companies & Distributors — 0.4%
Fastenal Co.	3,717	133,589
HD Supply Holdings Inc.(a)	147	5,812
United Rentals Inc.(a)	705	94,167
WW Grainger Inc.	33	10,192

		243,760

Water Utilities — 0.1%
American Water Works Co. Inc.	288	35,502

Wireless Telecommunication Services — 0.3%
Sprint Corp.(a)	4,180	25,958
T-Mobile U.S. Inc.(a)	2,020	166,973

		192,931

Total Common Stocks — 99.8% (Cost: $56,462,988)		59,176,409

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(c)(d)(e)	265,799	265,931
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(c)(d)	97,000	97,000

		362,931

Total Short-Term Investments — 0.6% (Cost: $362,930)		362,931

Total Investments in Securities — 100.4% (Cost: $56,825,918)		59,539,340

Other Assets, Less Liabilities — (0.4)%		(213,019)

Net Assets — 100.0%		$59,326,321

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock U.S. Equity Factor Rotation ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at		Shares Held at	Value at			Net Realized	Change in Unrealized Appreciation
	07/31/19	Net Activity	10/31/19	10/31/19	Income		Gain (Loss) (a)	(Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	17,119	248,680	265,799	$265,931	$164	(b)	$(10)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	50,000	47,000	97,000	97,000	360		—	—

				$362,931	$524		$(10)	$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$59,176,409	$—	$—	$59,176,409
Money Market Funds	362,931	—	—	362,931

	$59,539,340	$—	$—	$59,539,340

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares